SHARE-BASED COMPENSATION PLAN (Tables)	6 Months Ended
Jun. 30, 2020
SHARE-BASED COMPENSATION PLAN
Schedule of changes in phantom shares options

	June 30,	December 31,
	2020	2019
Number of shares in the beginning balance	5,996,437	5,045,357
Granted during of the period	869,251	2,413,038
Exercised (1)	(755,707)	(827,065)
Exercised due to resignation (1)	(13,211)	(106,983)
Abandoned / prescribed due to resignation	(123,457)	(527,910)
Number of shares in the ending balance	5,973,313	5,996,437
1)

The average price for share options exercised and exercised due to termination of employment, for the six-month period ended June 30, 2020 was R$38.48 (thirty-eight Brazilian Reais and forty-eight cents) (R$31.75 (thirty-one Brazilian Reais and seventy-five cents) as of December 31, 2019).

Summary of activity for common stock options

		Deadline for the
		options to become	Price on		Shares	Restricted year for
Program	Date of grant	exercisable	grant date		Granted	transfer of shares
Program 4	01/02/2018	01/02/2019	R$	39.10	130,435	01/02/2022

Schedule of amounts corresponding to services received and recognized

	Liabilities and equity		Income Statement
	June 30,	December 31,	June 30,	June 30,
	2020	2019	2020	2019
Non-current liabilities
Provision for phantom stock plan	151,365	136,505	(49,143)	(27,529)
Shareholders' equity
Stock option granted	7,459	5,979	(1,480)	(2,638)
Total general and administrative expenses from share-based transactions			(50,623)	(30,167)